Operating lease liabilities - Additional Information (Details) $ in Thousands	1 Months Ended
Sep. 30, 2021 USD ($)
Leases [Abstract]
Extension of lease term	5 years
Increase in operating lease liability due to lease extension	$ 5,753
Right-of-use asset obtained in exchange for finance lease liability	$ 5,753